Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 386,772	$ 373,010	$ 482,631
Colombia [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	4,837	15,557	16,493
Chile [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	323,929	285,456	403,258
Brazil [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	26,736	26,781	32,452
Argentina [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	24,065	35,773	20,734
Spain [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 7,205	$ 9,443	$ 9,694